Subsequent Events (Details) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Feb. 28, 2015 Subsequent Event [Member] VEF	Feb. 10, 2015 Subsequent Event [Member] VEF
Subsequent Event [Line Items]
Foreign currency exchange rate	6.30	12	170
Monetary assets subject to foreign currency remeasurement	$ 14.6
Cash and cash equivalents, subject to foreign currency remeasurement	18.9
Non-monetary assets subject to foreign currency remeasurement	73.5
Property, plant and equipment subject to foreign currency remeasurement	$ 63.0